Equity - Schedule of shares outstanding (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in number of shares outstanding [abstract]
Number of shares issued (in shares)	130,814,526	122,587,617
Number of shares outstanding at beginning of period (in shares)	130,814,526	122,587,617
Issued capital, ordinary shares	¥ 213	¥ 196
Issuance of new shares	¥ 20,827	¥ 1,076
Number of shares issued (in shares)	163,077,538	130,814,526
Number of shares outstanding at end of period (in shares)	163,077,538	130,814,526
Issued capital, ordinary shares	¥ 273	¥ 213
Issuance of shares in Reverse Recapitalization
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	0	7,115,459
Increase (decrease) in number of ordinary shares issued	0	7,115,459
Issuance of new shares	¥ 0	¥ 15
Issuance of shares in business acquisition | Next Finance Tech Co, Ltd.
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	0	1,111,450
Increase (decrease) in number of ordinary shares issued	0	1,111,450
Issuance of new shares	¥ 0	¥ 2
Issuance of shares in business acquisition | Aplo SAS
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	5,007,500	0
Increase (decrease) in number of ordinary shares issued	5,007,500	0
Issuance of new shares	¥ 9	¥ 0
Issuance of shares in business acquisition | 3iQ Corp
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	27,910,845	0
Increase (decrease) in number of ordinary shares issued	27,910,845	0
Issuance of new shares	¥ 51	¥ 0
Issuance of shares for restricted share units
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	198,909	0
Increase (decrease) in number of ordinary shares issued	198,909	0
Issuance of new shares	¥ 0	¥ 0
Non-Redemption shares returned to Coincheck Parent
Changes in number of shares outstanding [abstract]
Increase (decrease) in number of shares outstanding	(854,242)	0
Increase (decrease) in number of ordinary shares issued	(854,242)	0
Issuance of new shares	¥ 0	¥ 0